UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 2005

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total:     $ 97,936

List of Other Included Managers:

No.                 13F File Number                         Name

01                                 Algenpar, Inc.    J. Taylor Crandall
02                                 Anne T. & Robert M. Bass Foundation
                                   Anne T. Bass
                                   Robert M. Bass
                                   J. Taylor Crandall


                                                             FORM 13F INFORMATIONAL TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



HOLLINGER INTERNATIONAL INC    COM           435569108     524      53520 SH       OTHER   01,02                   53520
MCMORAN EXPLORATION COMPANY    COM           582411104   57259    2945423 SH       OTHER   01,02                 2945423
MCMORAN EXPLORATION COMPANY 5% PREF          582411203   26311     260400 SH       OTHER   01,02                  260400
MESA ROYALTY TRUST             UNIT BEN INT  590660106    9220     126916 SH       OTHER   01,02                  126916
MOSAIC COMPANY                 COM	           61945A107    4621     288480 SH       OTHER   01,02                  288480